UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10223

ING SENIOR INCOME FUND
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)	With copies to:

Theresa K. Kelety, Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code: (800) 992-0180

Date of fiscal year end: February 28
Date of reporting period: July 1, 2006 — June 30, 2007

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-10223
Reporting Period: 07/01/2006 - 06/30/2007
ING Senior Income Fund

============================ ING SENIOR INCOME FUND ============================

SAFELITE GROUP, INC.

Ticker:       N/A            Security ID:  78645Q992
Meeting Date: OCT 26, 2006   Meeting Type: Annual
Record Date:  SEP 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director George T. Haymaker         For       For        Management
1.2   Elect Director Wilson C. Cooney           For       For        Management
1.3   Elect Director Donald DeFosset Jr.        For       For        Management
1.4   Elect Director James J. Gaffney           For       For        Management
1.5   Elect Director Douglas A. Herron          For       For        Management
1.6   Elect Director Robert Ruocco              For       For        Management
1.7   Elect Director Laurie M. Shahon           For       For        Management
1.8   Elect Director Michael S. Wilder          For       For        Management
1.9   Elect Director Dan H. Wilson              For       For        Management

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SAFELITE GROUP, INC.

Ticker:       N/A            Security ID:  78645Q992
Meeting Date: FEB 5, 2007    Meeting Type: Special
Record Date:  JAN 29, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To Authorize, Approve and Adopt the       For       For        Management
      Merger and the Related Transactions
      Contemplated by the Merger Agreement
2     To Execute the Stockholders'              For       For        Management
      Representative Agreement

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SAFELITE GROUP, INC.

Ticker:       N/A            Security ID:  78645Q992
Meeting Date: FEB 9, 2007    Meeting Type: Special
Record Date:  JAN 29, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To Approve and Authorize Certain Payment  For       For        Management
      Rights of the Senior Officers Under the
      2005 Transaction Incentive Plan, as
      Amended

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SAFELITE REALTY CORP.

Ticker:       N/A            Security ID:  78645T103
Meeting Date: OCT 26, 2006   Meeting Type: Annual
Record Date:  SEP 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director George T. Haymaker         For       For        Management
1.2   Elect Director Dan H. Wilson              For       For        Management
1.3   Elect Director James J. Gaffney           For       For        Management

========== END N-PX REPORT

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING SENIOR INCOME FUND
By:	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 29, 2007